Summary of Significant Accounting Policies - License Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
License revenue
Product Information [Line Items]
Revenues	$ 1,507,000	$ 0	$ 1,507,000	$ 0